Provision for Silicosis Settlement - Narrative (Details) - Provision raised for settlement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of other provisions [line items]
Discount rates	8.50%	8.00%
Provision amount	$ 67.0	$ 70.0
Change in estimate	4.9	$ 0.0
Nominal amount	$ 86.3